Operating and Direct Financing Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Parenthetical) (Detail) - Teekay Tangguh Joint Venture [Member]
$ in Millions
Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
Head lease payment received	$ 228.8
Sublease payment made	163.7
Other liabilities - non-current [Member]
Operating Leased Assets [Line Items]
Deferred Head Lease receipts	40.4
Accrued Liabilities [Member]
Operating Leased Assets [Line Items]
Deferred Head Lease receipts	$ 3.8